Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	Jun. 21, 2023	May 31, 2023	May 09, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Jan. 18, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	Jun. 08, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Sep. 08, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Dec. 10, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014	Sep. 30, 2014	Aug. 31, 2014	Jul. 31, 2014	Jun. 30, 2014
PIMCO INDEX: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 13,435	$ 12,969	$ 12,357	$ 12,883	$ 12,481	$ 11,849	$ 11,653	$ 11,146	$ 10,214	$ 10,433	$ 10,955	$ 11,133	$ 10,786		$ 10,118	$ 10,000
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,230	10,134	9,965	10,223	10,130	10,275	10,303	9,924	9,494	9,646	9,897	9,961	9,968	$ 10,000
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,210	10,114	9,946	10,203	10,110	10,255	10,283	9,904	9,475	9,627	9,878	9,941	9,948		9,984		$ 10,094	$ 10,033	$ 9,785	$ 10,044	$ 10,000
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,230	10,134	9,965	10,223	10,130	10,275	10,303	9,924	9,494	9,646	9,897	9,961	9,968	10,000
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,430	11,323	11,134	11,423	11,318	11,481	11,512	11,088	10,607	10,778	11,059	11,130	11,137		11,177		11,300	11,232	10,954	11,245		$ 10,909	$ 10,959	$ 10,570	$ 10,709	$ 11,192	$ 11,518	$ 11,243		$ 11,422	$ 11,349	$ 11,797	$ 12,134	$ 12,271	$ 12,541	$ 12,573	$ 12,536	$ 12,539		$ 12,649	$ 12,673	$ 12,533	$ 12,445	$ 12,405	$ 12,308	$ 12,463	$ 12,646	$ 12,737	$ 12,720	$ 12,596	$ 12,652	$ 12,659	$ 12,762	$ 12,575	$ 12,496	$ 12,438	$ 12,221	$ 12,293	$ 12,076	$ 11,848		$ 11,856	$ 11,862	$ 11,826	$ 11,890	$ 11,589	$ 11,564	$ 11,421	$ 11,221	$ 11,219	$ 11,007	$ 11,014	$ 10,898	$ 10,701	$ 10,638	$ 10,722	$ 10,792	$ 10,723	$ 10,720	$ 10,734	$ 10,658	$ 10,737	$ 10,669	$ 10,771	$ 10,897	$ 10,847	$ 10,861	$ 10,854	$ 10,906	$ 10,809	$ 10,763	$ 10,774	$ 10,692	$ 10,610	$ 10,615	$ 10,544	$ 10,524	$ 10,509	$ 10,764	$ 10,847	$ 10,853	$ 10,865	$ 10,797	$ 10,607	$ 10,604	$ 10,563	$ 10,467	$ 10,393	$ 10,252	$ 10,286	$ 10,313	$ 10,311	$ 10,242	$ 10,257	$ 10,186	$ 10,298	$ 10,323	$ 10,360	$ 10,312	$ 10,410	$ 10,196	$ 10,187	$ 10,115	$ 10,017	$ 10,085	$ 9,975	$ 10,000
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,430	11,323	11,134	11,423	11,318	11,481	11,512	11,088	10,607	10,778	11,059	11,130	11,137		11,177		11,300	11,232	10,954	11,245		10,909	10,959	10,570	10,709	11,192	11,518	11,243		11,422	11,349	11,797	12,134	12,271	12,541	12,573	12,536	12,539		12,649	12,673	12,533	12,445	12,405	12,308	12,463	12,646	12,737	12,720	12,596	12,652	12,659	12,762	12,575	12,496	12,438	12,221	12,293	12,076	11,848		11,856	11,862	11,826	11,890	11,589	11,564	11,421	11,221	11,219	11,007	11,014	10,898	10,701	10,638	10,722	10,792	10,723	10,720	10,734	10,658	10,737	10,669	10,771	10,897	10,847	10,861	10,854	10,906	10,809	10,763	10,774	10,692	10,610	10,615	10,544	10,524	10,509	10,764	10,847	10,853	10,865	10,797	10,607	10,604	10,563	10,467	10,393	10,252	10,286	10,313	10,311	10,242	10,257	10,186	10,298	10,323	10,360	10,312	10,410	10,196	10,187	10,115	10,017	10,085	9,975	10,000
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,430	11,323	11,134	11,423	11,318	11,481	11,512	11,088	10,607	10,778	11,059	11,130	11,137		11,177		11,300	11,232	10,954	11,245		10,909	10,959	10,570	10,709	11,192	11,518	11,243		11,422	11,349	11,797	12,134	12,271	12,541	12,573	12,536	12,539		12,649	12,673	12,533	12,445	12,405	12,308	12,463	12,646	12,737	12,720	12,596	12,652	12,659	12,762	12,575	12,496	12,438	12,221	12,293	12,076	11,848		11,856	11,862	11,826	11,890	11,589	11,564	11,421	11,221	11,219	11,007	11,014	10,898	10,701	10,638	10,722	10,792	10,723	10,720	10,734	10,658	10,737	10,669	10,771	10,897	10,847	10,861	10,854	10,906	10,809	10,763	10,774	10,692	10,610	10,615	10,544	10,524	10,509	10,764	10,847	10,853	10,865	10,797	10,607	10,604	10,563	10,467	10,393	10,252	10,286	10,313	10,311	10,242	10,257	10,186	10,298	10,323	10,360	10,312	10,410	10,196	10,187	10,115	10,017	10,085	9,975	10,000
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,430	11,323	11,134	11,423	11,318	11,481	11,512	11,088	10,607	10,778	11,059	11,130	11,137		11,177		11,300	11,232	10,954	11,245		10,909	10,959	10,570	10,709	11,192	11,518	11,243		11,422	11,349	11,797	12,134	12,271	12,541	12,573	12,536	12,539		12,649	12,673	12,533	12,445	12,405	12,308	12,463	12,646	12,737	12,720	12,596	12,652	12,659	12,762	12,575	12,496	12,438	12,221	12,293	12,076	11,848		11,856	11,862	11,826	11,890	11,589	11,564	11,421	11,221	11,219	11,007	11,014	10,898	10,701	10,638	10,722	10,792	10,723	10,720	10,734	10,658	10,737	10,669	10,771	10,897	10,847	10,861	10,854	10,906	10,809	10,763	10,774	10,692	10,610	10,615	10,544	10,524	10,509	10,764	10,847	10,853	10,865	10,797	10,607	10,604	10,563	10,467	10,393	10,252	10,286	10,313	10,311	10,242	10,257	10,186	10,298	10,323	10,360	10,312	10,410	10,196	10,187	10,115	10,017	10,085	9,975	10,000
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,430	11,323	11,134	11,423	11,318	11,481	11,512	11,088	10,607	10,778	11,059	11,130	11,137		11,177		11,300	11,232	10,954	11,245		10,909	10,959	10,570	10,709	11,192	11,518	11,243		11,422	11,349	11,797	12,134	12,271	12,541	12,573	12,536	12,539		12,649	12,673	12,533	12,445	12,405	12,308	12,463	12,646	12,737	12,720	12,596	12,652	12,659	12,762	12,575	12,496	12,438	12,221	12,293	12,076	11,848		11,856	11,862	11,826	11,890	11,589	11,564	11,421	11,221	11,219	11,007	11,014	10,898	10,701	10,638	10,722	10,792	10,723	10,720	10,734	10,658	10,737	10,669	10,771	10,897	10,847	10,861	10,854	10,906	10,809	10,763	10,774	10,692	10,610	10,615	10,544	10,524	10,509	10,764	10,847	10,853	10,865	10,797	10,607	10,604	10,563	10,467	10,393	10,252	10,286	10,313	10,311	10,242	10,257	10,186	10,298	10,323	10,360	10,312	10,410	10,196	10,187	10,115	10,017	10,085	9,975	10,000
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,430	11,323	11,134	11,423	11,318	11,481	11,512	11,088	10,607	10,778	11,059	11,130	11,137		11,177		11,300	11,232	10,954	11,245		10,909	10,959	10,570	10,709	11,192	11,518	11,243		11,422	11,349	11,797	12,134	12,271	12,541	12,573	12,536	12,539		12,649	12,673	12,533	12,445	12,405	12,308	12,463	12,646	12,737	12,720	12,596	12,652	12,659	12,762	12,575	12,496	12,438	12,221	12,293	12,076	11,848		11,856	11,862	11,826	11,890	11,589	11,564	11,421	11,221	11,219	11,007	11,014	10,898	10,701	10,638	10,722	10,792	10,723	10,720	10,734	10,658	10,737	10,669	10,771	10,897	10,847	10,861	10,854	10,906	10,809	10,763	10,774	10,692	10,610	10,615	10,544	10,524	10,509	10,764	10,847	10,853	10,865	10,797	10,607	10,604	10,563	10,467	10,393	10,252	10,286	10,313	10,311	10,242	10,257	10,186	10,298	10,323	10,360	10,312	10,410	10,196	10,187	10,115	10,017	10,085	9,975	10,000
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,430	11,323	11,134	11,423	11,318	11,481	11,512	11,088	10,607	10,778	11,059	11,130	11,137		11,177		11,300	11,232	10,954	11,245		10,909	10,959	10,570	10,709	11,192	11,518	11,243		11,422	11,349	11,797	12,134	12,271	12,541	12,573	12,536	12,539		12,649	12,673	12,533	12,445	12,405	12,308	12,463	12,646	12,737	12,720	12,596	12,652	12,659	12,762	12,575	12,496	12,438	12,221	12,293	12,076	11,848		11,856	11,862	11,826	11,890	11,589	11,564	11,421	11,221	11,219	11,007	11,014	10,898	10,701	10,638	10,722	10,792	10,723	10,720	10,734	10,658	10,737	10,669	10,771	10,897	10,847	10,861	10,854	10,906	10,809	10,763	10,774	10,692	10,610	10,615	10,544	10,524	10,509	10,764	10,847	10,853	10,865	10,797	10,607	10,604	10,563	10,467	10,393	10,252	10,286	10,313	10,311	10,242	10,257	10,186	10,298	10,323	10,360	10,312	10,410	10,196	10,187	10,115	10,017	10,085	9,975	10,000
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 9,653	9,563	9,403	9,647	9,559	9,696	9,722	9,364	8,958	9,102	9,339	9,399	9,406		9,439		9,543	9,486	9,251	9,496		9,213	9,255	8,926	9,043	9,452	9,727	9,495		9,646	9,584	9,962	10,247	10,363	10,591	10,618	10,587	10,589		10,682	10,702	10,584	10,510	10,476	10,394	10,525	10,679	10,757	10,742	10,637	10,685	10,691	10,778	10,619	10,553	10,504	10,321	10,382	10,198	10,006	$ 10,000
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,430	11,323	11,134	11,423	11,318	11,481	11,512	11,088	10,607	10,778	11,059	11,130	11,137		11,177		11,300	11,232	10,954	11,245		10,909	10,959	10,570	10,709	11,192	11,518	11,243		11,422	11,349	11,797	12,134	12,271	12,541	12,573	12,536	12,539		12,649	12,673	12,533	12,445	12,405	12,308	12,463	12,646	12,737	12,720	12,596	12,652	12,659	12,762	12,575	12,496	12,438	12,221	12,293	12,076	11,848		11,856	11,862	11,826	11,890	11,589	11,564	11,421	11,221	11,219	11,007	11,014	10,898	10,701	10,638	10,722	10,792	10,723	10,720	10,734	10,658	10,737	10,669	10,771	10,897	10,847	10,861	10,854	10,906	10,809	10,763	10,774	10,692	10,610	10,615	10,544	10,524	10,509	10,764	10,847	10,853	10,865	10,797	10,607	10,604	10,563	10,467	10,393	10,252	10,286	10,313	10,311	10,242	10,257	10,186	10,298	10,323	10,360	10,312	10,410	10,196	10,187	10,115	10,017	10,085	9,975	10,000
PIMCO INDEX: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,669	12,477	12,514	12,671	12,671	12,655	12,720	12,431	11,689	11,790	12,146	12,323	12,274		12,153		12,259	12,287	12,020	12,298		11,955	11,921	11,388	11,484	11,942	12,210	11,895		12,093	11,916	12,255	12,666	12,711	13,069	13,048	12,938	12,976		13,070	13,118	13,010	12,975	12,936	12,829	12,750	12,956	12,874	12,796	12,606	12,644	12,641	12,701	12,490	12,388	12,006	12,159	12,617	12,456	12,236		12,199	12,168	12,147	12,245	12,055	11,958	11,914	11,752	11,708	11,526	11,465	11,379	11,244	11,121	11,190	11,263	11,234	11,207	11,197	11,070	11,110	11,069	11,102	11,235	11,118	11,178	11,151	11,208	11,123	11,034	11,074	10,901	10,822	10,799	10,724	10,654	10,531	10,938	11,054	11,110	11,095	11,088	10,915	10,885	10,806	10,771	10,755	10,628	10,554	10,512	10,470	10,395	10,375	10,300	10,309	10,338	10,392	10,362	10,470	10,288	10,236	10,219	10,149	10,139	10,018	10,000
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,430	11,323	11,134	11,423	11,318	11,481	11,512	11,088	10,607	10,778	11,059	11,130	11,137		11,177		11,300	11,232	10,954	11,245		10,909	10,959	10,570	10,709	11,192	11,518	11,243		11,422	11,349	11,797	12,134	12,271	12,541	12,573	12,536	12,539		12,649	12,673	12,533	12,445	12,405	12,308	12,463	12,646	12,737	12,720	12,596	12,652	12,659	12,762	12,575	12,496	12,438	12,221	12,293	12,076	11,848		11,856	11,862	11,826	11,890	11,589	11,564	11,421	11,221	11,219	11,007	11,014	10,898	10,701	10,638	10,722	10,792	10,723	10,720	10,734	10,658	10,737	10,669	10,771	10,897	10,847	10,861	10,854	10,906	10,809	10,763	10,774	10,692	10,610	10,615	10,544	10,524	10,509	10,764	10,847	10,853	10,865	10,797	10,607	10,604	10,563	10,467	10,393	10,252	10,286	10,313	10,311	10,242	10,257	10,186	10,298	10,323	10,360	10,312	10,410	10,196	10,187	10,115	10,017	10,085	9,975	10,000
PIMCO INDEX: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 9,697	9,551	9,579	9,699	9,699	9,687	9,736	9,515	8,947	9,024	9,296	9,432	9,395		9,302		9,383	9,405	9,201	9,413		9,151	9,124	8,717	8,790	9,141	9,346	9,105		9,257	9,121	9,381	9,695	9,730	10,003	9,987	9,903	9,932	$ 10,000
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,080	9,986	9,819	10,074	9,982	10,125	10,153	9,778	9,355	9,505	9,752	9,815	9,822		9,857		9,966	9,906	9,660	9,917		9,621	9,664	9,321	9,444	9,870	10,157	9,915	$ 10,000
PIMCO INDEX: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,669	12,477	12,514	12,671	12,671	12,655	12,720	12,431	11,689	11,790	12,146	12,323	12,274		12,153		12,259	12,287	12,020	12,298		11,955	11,921	11,388	11,484	11,942	12,210	11,895		12,093	11,916	12,255	12,666	12,711	13,069	13,048	12,938	12,976		13,070	13,118	13,010	12,975	12,936	12,829	12,750	12,956	12,874	12,796	12,606	12,644	12,641	12,701	12,490	12,388	12,006	12,159	12,617	12,456	12,236		12,199	12,168	12,147	12,245	12,055	11,958	11,914	11,752	11,708	11,526	11,465	11,379	11,244	11,121	11,190	11,263	11,234	11,207	11,197	11,070	11,110	11,069	11,102	11,235	11,118	11,178	11,151	11,208	11,123	11,034	11,074	10,901	10,822	10,799	10,724	10,654	10,531	10,938	11,054	11,110	11,095	11,088	10,915	10,885	10,806	10,771	10,755	10,628	10,554	10,512	10,470	10,395	10,375	10,300	10,309	10,338	10,392	10,362	10,470	10,288	10,236	10,219	10,149	10,139	10,018	10,000
PIMCO INDEX: Bloomberg Commodity Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index Total Return
Account Value	$ 10,354	10,516	10,335	10,064	9,742	9,887	9,848	10,120	10,353	10,326	10,398	10,478	9,861		9,478	$ 10,000
PIMCO INDEX: ICE BofA US All Capital Securities
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US All Capital Securities Index
Account Value	$ 10,815	10,746	10,540	10,762	10,653	10,562	10,294	9,976	9,378	9,670	9,780	9,844	9,688		9,593		9,707	9,560	10,037	10,233	$ 10,000
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE 3-Month Treasury Bill Index
Account Value	$ 10,579	10,532	10,483	10,436	10,388	10,343	10,295	10,247	10,200	10,152	10,107	10,060	10,014	$ 10,000
PIMCO INDEX: ICE BofA 0-5 Year US High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 0-5 Year US High Yield Constrained Index
Account Value	$ 15,119	14,985	14,842	14,937	14,804	14,722	14,709	14,285	13,813	13,964	14,032	13,954	13,784		13,578		13,655	13,534	13,455	13,530		13,122	13,183	12,998	12,699	13,030	13,192	12,636		13,306	13,335	13,588	13,650	13,693	13,878	13,707	13,820	13,813		13,773	13,706	13,707	13,579	13,517	13,398	13,300	13,185	13,091	12,861	12,410	12,360	12,423	12,269	11,866	11,708	11,274	10,965	12,460	12,631	12,622		12,393	12,396	12,392	12,365	12,366	12,329	12,139	12,251	12,139	12,065	11,901	11,486	11,723	11,806	11,950	11,876	11,806	11,692	11,649	11,606	11,523	11,540	11,577	11,474	11,437	11,470	11,431	11,346	11,343	11,249	11,234	11,148	11,045	11,054	10,905	10,781	10,589	10,585	10,525	10,434	10,240	10,043	9,936	9,818	9,477	9,120	9,118	9,282	9,503	9,687	9,520	9,707	9,870	9,973	10,060	10,018	9,917	9,951	9,759	9,747	9,877	9,911	9,865	9,996	9,911	10,000
PIMCO INDEX: ICE BofA 1-5 Year U.S. Inflation-Linked Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-5 Year U.S. Inflation-Linked Treasury Index
Account Value	$ 12,118	12,040	11,914	11,942	11,871	11,918	11,864	11,724	11,590	11,548	11,582	11,577	11,519		11,556		11,658	11,627	11,386	11,453		11,373	11,399	11,342	11,228	11,632	11,835	11,588		11,798	11,760	11,791	11,885	11,753	11,841	11,816	11,789	11,712		11,724	11,721	11,549	11,558	11,464	11,354	11,296	11,294	11,223	11,107	11,034	11,063	11,085	10,951	10,865	10,777	10,686	10,549	10,727	10,678	10,620		10,537	10,529	10,497	10,533	10,469	10,472	10,401	10,336	10,286	10,201	10,189	10,107	10,090	10,086	10,129	10,162	10,107	10,128	10,113	10,074	10,081	10,022	10,030	10,067	10,050	10,070	10,054	10,071	10,039	10,006	10,057	10,064	10,063	10,047	10,036	9,985	9,955	10,016	10,013	9,938	9,976	9,987	9,875	9,892	9,890	9,776	9,750	9,679	9,708	9,729	9,728	9,741	9,766	9,801	9,805	9,810	9,737	9,771	9,800	9,693	9,833	9,852	9,845	9,949	9,964	10,000
PIMCO INDEX: ICE BofA 15+ Year U.S. Inflation-Linked Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 15+ Year U.S. Inflation-Linked Treasury Index
Account Value	$ 11,242	11,131	10,740	11,318	11,236	11,482	11,502	10,875	10,107	10,559	11,318	11,721	11,923		11,851		12,074	12,105	11,683	12,002		11,431	11,777	11,142	10,932	12,858	13,435	12,355		13,280	14,071	15,205	15,744	15,674	16,689	16,776	16,099	15,707		16,032	16,046	15,385	14,833	14,508	14,184	14,491	15,410	15,570	15,465	15,000	15,271	15,322	15,458	14,500	14,315	14,418	13,614	13,685	13,310	12,429		12,607	12,505	12,477	13,023	11,998	11,821	11,812	11,263	11,282	10,755	10,838	10,558	10,410	10,290	10,867	11,227	11,117	11,231	11,108	11,088	11,051	10,778	11,229	11,379	10,994	10,824	10,769	10,905	10,560	10,570	10,743	10,730	10,602	10,690	10,513	10,383	10,502	10,962	11,184	11,250	11,263	10,845	10,354	10,477	10,419	10,042	9,745	9,508	9,680	9,659	9,478	9,789	9,978	9,800	10,177	10,522	10,568	10,672	11,059	10,342	10,199	10,072	9,791	10,397	10,123	10,000
PIMCO INDEX: ICE BofA Long U.S. Treasury Principal STRIPS Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA Long U.S. Treasury Principal STRIPS Index
Account Value	$ 9,804	9,559	9,197	10,232	10,157	10,427	10,953	9,703	8,366	9,221	10,523	11,083	11,547		11,406		11,926	11,940	11,318	12,060		10,993	11,312	10,282	11,466	12,886	13,590	13,270		13,462	14,046	16,227	17,323	17,715	18,650	19,251	18,486	17,622		18,333	18,396	17,512	16,407	16,381	15,839	17,095	18,571	19,577	19,922	19,436	20,422	20,214	21,859	20,497	20,382	21,171	20,839	19,118	17,444	15,688		16,451	16,482	16,710	17,419	14,830	14,780	14,596	13,205	13,633	12,634	12,881	12,821	11,833	11,551	12,280	12,866	12,629	12,933	12,839	12,417	12,755	12,173	12,827	13,411	12,997	12,814	12,801	13,200	12,536	12,737	12,566	12,176	11,974	12,114	11,833	11,789	11,888	13,350	14,304	14,749	14,843	14,230	13,024	12,794	12,967	12,993	12,384	11,564	11,483	11,629	11,737	11,587	11,584	10,907	11,706	11,946	12,909	12,694	13,936	12,098	11,454	10,969	10,525	10,841	10,136	10,000
PIMCO INDEX: ICE BofA U.S. Inflation-Linked Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Inflation-Linked Treasury Index
Account Value	$ 12,109	12,014	11,809	12,001	11,916	12,044	11,999	11,706	11,394	11,482	11,711	11,824	11,811		11,847		11,998	11,982	11,643	11,810		11,583	11,704	11,480	11,343	12,176	12,517	11,980		12,385	12,526	12,840	13,066	12,944	13,248	13,227	13,072	12,929		13,031	13,048	12,702	12,601	12,453	12,268	12,302	12,536	12,497	12,359	12,206	12,295	12,335	12,224	11,931	11,805	11,745	11,439	11,592	11,473	11,206		11,169	11,154	11,121	11,294	11,004	10,965	10,877	10,686	10,650	10,445	10,451	10,302	10,245	10,197	10,355	10,477	10,399	10,452	10,408	10,364	10,371	10,256	10,366	10,459	10,354	10,334	10,310	10,382	10,263	10,215	10,318	10,316	10,254	10,264	10,206	10,122	10,136	10,343	10,397	10,340	10,385	10,292	10,070	10,139	10,106	9,926	9,800	9,654	9,736	9,743	9,711	9,782	9,858	9,836	9,941	10,030	9,967	10,014	10,150	9,822	9,922	9,890	9,794	10,067	10,007	10,000
PIMCO INDEX: ICE BofA 1-3 Year U.S. Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year U.S. Treasury Index
Account Value	$ 11,195	11,131	11,055	11,091	11,055	11,101	11,058	10,936	10,826	10,789	10,790	10,748	10,710		10,762		10,800	10,772	10,603	10,680		10,607	10,585	10,519	10,530	10,655	10,732	10,696		10,759	10,700	10,751	10,896	10,936	11,009	11,036	11,034	11,068		11,079	11,079	11,061	11,078	11,070	11,065	11,063	11,072	11,070	11,065	11,060	11,064	11,061	11,064	11,053	11,050	11,043	11,038	10,889	10,795	10,737		10,714	10,717	10,682	10,694	10,609	10,621	10,566	10,492	10,471	10,407	10,396	10,369	10,287	10,252	10,236	10,248	10,216	10,216	10,215	10,178	10,194	10,174	10,178	10,207	10,206	10,226	10,233	10,249	10,230	10,208	10,217	10,205	10,191	10,187	10,177	10,164	10,161	10,202	10,208	10,197	10,213	10,219	10,158	10,169	10,166	10,148	10,136	10,075	10,084	10,109	10,119	10,089	10,093	10,088	10,085	10,078	10,073	10,050	10,071	10,021	10,045	10,031	10,003	10,009	9,992	10,000
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE 3-Month Treasury Bill Index
Account Value	$ 11,059	11,009	10,958	10,909	10,859	10,812	10,762	10,711	10,663	10,613	10,565	10,516	10,468		10,424		10,380	10,339	10,298	10,262		10,224	10,190	10,161	10,135	10,116	10,101	10,090		10,083	10,079	10,076	10,074	10,073	10,073	10,072	10,072	10,072		10,071	10,071	10,071	10,071	10,070	10,070	10,070	10,069	10,068	10,067	10,067	10,066	10,065	10,064	10,062	10,061	10,057	10,049	10,036	10,024	10,010	$ 10,000
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE 3-Month Treasury Bill Index
Account Value	$ 11,640	11,588	11,534	11,482	11,430	11,380	11,327	11,274	11,223	11,170	11,120	11,069	11,018		10,972		10,925	10,882	10,839	10,801		10,761	10,725	10,694	10,668	10,647	10,631	10,620		10,613	10,608	10,605	10,603	10,603	10,602	10,602	10,601	10,601		10,600	10,600	10,600	10,600	10,600	10,599	10,599	10,598	10,597	10,596	10,596	10,595	10,594	10,592	10,591	10,590	10,586	10,577	10,564	10,550	10,536		10,521	10,505	10,488	10,470	10,450	10,429	10,408	10,386	10,365	10,344	10,325	10,304	10,284	10,265	10,246	10,229	10,212	10,195	10,180	10,164	10,151	10,138	10,127	10,116	10,105	10,096	10,087	10,079	10,070	10,062	10,054	10,048	10,043	10,039	10,035	10,031	10,028	10,025	10,023	10,021	10,018	10,016	10,014	10,012	10,009	10,007	10,005	10,004	10,003	10,003	10,003	10,003	10,002	10,002	10,002	10,002	10,002	10,002	10,001	10,001	10,001	10,001	10,001	10,001	10,000	10,000
PIMCO INDEX: Bloomberg 1-15 Year Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-15 Year Municipal Bond Index
Account Value	$ 12,300	12,143	12,216	12,343	12,343	12,331	12,379	12,149	11,589	11,637	11,904	12,025	11,978		11,888		11,994	12,028	11,798	12,025		11,761	11,705	11,309	11,353	11,708	11,914	11,654		11,752	11,589	11,837	12,161	12,199	12,504	12,486	12,420	12,457		12,534	12,559	12,468	12,452	12,434	12,357	12,299	12,456	12,397	12,338	12,203	12,234	12,224	12,265	12,096	12,026	11,694	11,778	12,132	12,019	11,837		11,800	11,772	11,742	11,838	11,702	11,610	11,563	11,424	11,401	11,270	11,215	11,121	11,000	10,889	10,934	10,995	10,975	10,940	10,921	10,820	10,849	10,825	10,853	10,948	10,858	10,947	10,932	10,983	10,910	10,831	10,873	10,732	10,656	10,638	10,567	10,494	10,393	10,739	10,827	10,866	10,862	10,847	10,715	10,710	10,646	10,636	10,617	10,492	10,438	10,416	10,376	10,303	10,284	10,222	10,223	10,252	10,290	10,268	10,359	10,204	10,177	10,166	10,113	10,113	10,019	10,000
PIMCO INDEX: ICE BofA US Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US Corporate Index
Account Value	$ 12,689	12,609	12,379	12,674	12,526	12,703	12,685	12,191	11,540	11,754	12,050	12,133	12,080		12,046		12,208	12,105	11,803	12,157		11,702	11,727	11,177	11,303	11,913	12,232	11,880		12,190	12,115	12,760	13,116	13,398	13,819	13,853	13,851	13,825		13,964	13,996	13,814	13,586	13,507	13,357	13,594	13,816	13,962	13,898	13,522	13,552	13,578	13,758	13,338	13,069	12,835	12,241	13,180	13,029	12,705		12,665	12,637	12,560	12,639	12,266	12,186	11,912	11,744	11,679	11,395	11,354	11,122	10,957	10,978	11,128	11,165	11,104	11,023	11,082	11,033	11,128	11,104	11,272	11,377	11,281	11,297	11,252	11,277	11,183	11,100	11,073	10,945	10,837	10,851	10,729	10,685	10,619	10,911	11,002	11,034	11,004	10,847	10,615	10,622	10,480	10,203	10,128	10,084	10,172	10,195	10,141	10,088	10,156	10,102	10,270	10,322	10,377	10,339	10,426	10,148	10,162	10,098	10,005	10,131	9,988	10,000
PIMCO INDEX: iBoxx USD Liquid Leveraged Loans Index
Account Value [Line Items]
Line Graph and Table Measure Name	iBoxx USD Liquid Leveraged Loans Index
Account Value	$ 11,745	11,720	11,629	11,549	11,443	11,317	11,303	11,121	11,001	11,026	10,960	10,854	10,731		10,497		10,560	10,442	10,405	10,375		10,109	10,037	9,939	9,799	10,044	9,940	9,665	$ 10,000
PIMCO INDEX: Bloomberg 1-Year Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-Year Municipal Bond Index
Account Value	$ 11,194	$ 11,131	$ 11,104	$ 11,103	$ 11,103	$ 11,086	$ 11,090	$ 11,026	$ 10,868	$ 10,838	$ 10,883	$ 10,871	$ 10,848		$ 10,797		$ 10,808	$ 10,840	$ 10,725	$ 10,816		$ 10,726	$ 10,731	$ 10,609	$ 10,595	$ 10,688	$ 10,773	$ 10,715		$ 10,712	$ 10,631	$ 10,674	$ 10,763	$ 10,777	$ 10,849	$ 10,850	$ 10,847	$ 10,849		$ 10,860	$ 10,863	$ 10,849	$ 10,850	$ 10,845	$ 10,838	$ 10,830	$ 10,834	$ 10,816	$ 10,806	$ 10,793	$ 10,801	$ 10,793	$ 10,791	$ 10,764	$ 10,765	$ 10,659	$ 10,635	$ 10,688	$ 10,666	$ 10,629		$ 10,613	$ 10,595	$ 10,564	$ 10,587	$ 10,572	$ 10,537	$ 10,505	$ 10,466	$ 10,458	$ 10,429	$ 10,406	$ 10,373	$ 10,335	$ 10,302	$ 10,293	$ 10,313	$ 10,317	$ 10,295	$ 10,259	$ 10,225	$ 10,235	$ 10,242	$ 10,225	$ 10,196	$ 10,190	$ 10,236	$ 10,235	$ 10,247	$ 10,224	$ 10,200	$ 10,208	$ 10,189	$ 10,173	$ 10,173	$ 10,140	$ 10,103	$ 10,083	$ 10,127	$ 10,120	$ 10,142	$ 10,157	$ 10,139	$ 10,122	$ 10,116	$ 10,105	$ 10,120	$ 10,104	$ 10,073	$ 10,074	$ 10,087	$ 10,077	$ 10,064	$ 10,048	$ 10,034	$ 10,034	$ 10,035	$ 10,034	$ 10,034	$ 10,031	$ 10,012	$ 10,017	$ 10,011	$ 10,007	$ 10,007	$ 10,000	$ 10,000